SHARE-BASED COMPENSATION (Details 3) (2007 Plan) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2013 Option USD ($)	Dec. 31, 2013 SARs USD ($)	Dec. 31, 2013 RSUs USD ($)
Quantity
Non-vested at the beginning of the period (in shares)			2,338,561
Granted (in shares)			28,000
Vested (in shares)			(1,438,668)
Forfeited (in shares)			(115,143)
Non-vested at the end of the period (in shares)			812,750
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)			$ 4.37
Granted (in dollars per share)			$ 13.46
Vested (in dollars per share)			$ 3.86
Forfeited (in dollars per share)			$ 3.84
Non-vested at the end of the period (in dollars per share)			$ 5.67
Quantity
Non-vested at the beginning of the period (in shares)				873,449	1,788,352
Granted (in shares)				805,000	1,311,780
Vested (in shares)				(238,104)	(525,767)
Forfeited (in shares)				(5,388)	(104,103)
Non-vested at the end of the period (in shares)				1,434,957	2,470,262
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)				$ 10.43	$ 19.23
Granted (in dollars per share)				$ 16.01	$ 31.91
Vested (in dollars per share)				$ 10.50	$ 19.21
Forfeited (in dollars per share)				$ 12.45	$ 21.81
Non-vested at the end of the period (in dollars per share)				$ 13.54	$ 25.86
Unamortized share-based compensation expense related to unvested share options, RSUs and SARs	$ 72.8	2,382.0
Weighted average period for recognition of unamortized share-based compensation expense	3 years 14 days	3 years 14 days
Number of restricted stock units expected to vest (in shares)					2,115,036